Stock-Based Compensation - Additional Information (Detail) $ in Thousands	12 Months Ended
	Apr. 30, 2016 USD ($) CompensationPlan shares	May 02, 2015 USD ($) shares	May 03, 2014 USD ($) shares	Apr. 30, 2014 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based incentive plans | CompensationPlan	4
Shares of common stock available for future grants | shares	7,252,000
Stock options granted | shares	0	0	0
Total intrinsic value of options exercised	$ 546	$ 596	$ 227
Stock-based compensation expense	14,201	16,875	11,154
Selling and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	14,201	16,874	11,154
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense	350
Total fair value of shares that vested	$ 637	2,188	2,955
Unrecognized compensation expense, weighted average period	5 months 16 days
Restricted Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period in years	1 year
Restricted Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period in years	4 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period in years	4 years
Contractual term	10 years
Total unrecognized compensation expense	$ 0
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense	13,926
Total fair value of shares that vested	$ 18,047	23,578	$ 9,475
Unrecognized compensation expense, weighted average period	1 year 7 months 28 days
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period in years	1 year
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period in years	4 years
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period in years	3 years
Share-based Compensation Arrangement by Share-based Payment Award | shares	0
Total unrecognized compensation expense	$ 2,004
Total fair value of shares that vested	$ 0	$ 0		$ 0
Unrecognized compensation expense, weighted average period	2 years 2 months 16 days
Performance Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage upon the achievement of a threshold	50.00%
Performance Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage upon the achievement of a threshold	150.00%
Two Thousand Nine Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock available for future grants | shares	7,251,953